SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of ordinary shares reserved for future issuance
	As of December 31,
	2024	2023
Ordinary shares	50,773,337	48,923,903
Outstanding share options and RSUs	3,164,395	4,294,853
Shares available for future grants under the 2021 plan	8,941,243	7,847,149
Shares available for future grants under the 2024 Foundation plan	15,000	–
Shares subject to the employee share purchase plan	1,156,437	1,233,812
Total	64,050,412	62,299,717

Schedule of share option activity
		Weighted-	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Contractual life	Value
Outstanding—
January 1, 2024 (*)	3,079,252	$48.82	6.71	$435,699
Granted (*)	32,802	$0
Exercised	(1,220,551)	$23.99
Expired and forfeited	(123,273)	$79.84
Outstanding —
December 31, 2024	1,768,230	$62.90	6.04	$305,379
Exercisable—
December 31, 2024(*)	1,403,701	$53.66	5.72	$255,421

(*) Includes 73,074 performance-based options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, and 22,481 in 2024, as applicable.

Schedule of unvested restricted stock units
	Number of Units	Weighted- Average Fair Value
Balance at January 1, 2024	1,215,601	$134.41
Granted (*)	824,855	$216.30
Vested	(483,508)	$142.35
Canceled	(160,783)	$154.56
Balance at December 31, 2024 (*)	1,396,165	$177.72

(*) Includes 22,928 performance-based awards granted to the Company’s Co-CEOs in 2023, and 48,129 performance-based awards to the Company’s Co-CEOs and several executives in 2024.

Schedule of share-based compensation expense
	Year ended December 31,
	2024	2023	2022
Cost of revenues	$6,603	$6,307	$10,406
Research and development	50,995	38,737	32,957
Sales and marketing	33,865	25,395	33,457
General and administrative	55,654	29,747	28,100
Share-based compensation, net of amounts capitalized	$147,117	$100,186	$104,920
Capitalized share-based compensation costs	1,144	1,997	2,282
Total share-based compensation	$148,261	$102,183	$107,202